Stockholder Rights Plan - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares $ / Warrant shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Portion of preferred share purchase right entitled to holder | shares	0.0001
Purchase price of Preferred Stock as per plan	$ 150.00
Number of votes entitled to common stock	One
Price worth of surviving company common stock | $ / Warrant	300.00
Percentage common stock to acquired to exercise stock rights	20.00%
Redemption price of stock holder rights plan	$ 0.01
Percentage of beneficial ownership	20.00%